Summary of Significant Accounting Policies (Details)							3 Months Ended			5 Months Ended	12 Months Ended
		Oct. 10, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 MYR (RM) shares	Sep. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 MYR (RM) shares		Jun. 30, 2023 USD ($) $ / shares shares		May 27, 2024 $ / shares shares	Apr. 08, 2024 $ / shares shares	Nov. 28, 2023 $ / shares	Oct. 31, 2021 $ / shares
Summary of Significant Accounting Policies [Line Items]
Recurring loss from operations							$ 800,000				$ 6,100,000
Accumulated deficit			$ (38,980,781)	$ (38,030,074)			(38,980,781)			$ (31,443,451)	$ (38,030,074)				$ (31,443,451)
Net operating cash outflow							$ 2,500,000
Offering shares (in Shares) | shares					371,628
Shares of pre reverse split (in Shares) | shares											100,000		100,000		100,000
Common stock, par value (in Dollars per share) | $ / shares	[1]		$ 0.00001	$ 0.00001			$ 0.00001			$ 0.00001	$ 0.00001				$ 0.00001
Pre-funded warrants (in Shares) | shares					14,000,000
Right to purchase (in Dollars per share) | $ / shares					$ 0.01
Number of shares issued per unit (in Shares) | shares					1
Aggregate net proceeds					$ 3,500,000	$ 8,200,000									$ 8,235,110
Aggregate net proceed							$ 2,900,000				431,811
Stock Issued During Period, Value, New Issues							$ 2,457,390				431,811				7,951,225
Translation of foreign currencies			1				1
Allowance for credit loss			$ 243	$ 1,100			$ 243			$ 214	1,100				214
Accounts receivable recovered			233,392	212,758
Impairment of long-lived assets
Average inventory maintained on daily basis			100,000	200,000			100,000				200,000
Product revenues							207,371		$ 13,463,895		22,066,829				69,408,319
Research and development expense							47,209		82,392		513,524				549,065
Total expenses plan							$ 47,679		67,212		$ 218,945				208,190
Employee’s monthly salary percent							1.75%	1.75%			1.75%		1.75%
Contributions from employee's monthly salary (in Ringgits) | RM								RM 4,000					RM 4,000
Anti-diluted effect shares (in Shares) | shares							1,428	1,428
Net operating cash outflow							$ (976,319)		(1,894,762)		$ (4,712,806)				(9,560,285)
Shares of common stock	[1]		$ 53	$ 17			$ 53			3	17				3
Shares issued, price per share (in Dollars per share) | $ / shares																	$ 3.93	$ 3.93
Aggregate principal amount										$ 5,500,000
Aggregated net proceed					$ 3,500,000						$ 3,457,306
Shares of common stock (in Shares) | shares	[1]		5,255,041	1,671,623			5,255,041			255,734	1,671,623				255,734
Broker fee											$ 2,457,456
Translation of foreign currencies											1
Allowance for credit loss											212,758
Write-down for inventories											483
Allowance for credit loss			$ 39,959	$ 1,100			$ 39,959			$ 163,383	$ 1,100				$ 163,383
Contingent shares to be issued (in Shares) | shares											1,428		1,428		1,428
Convertible Notes Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate net proceed										5,060,000
Aggregate principal amount										$ 5,500,000
Interest expense, percentage										4.00%					4.00%
Allowance for credit loss											$ 182,544				$ 601
Employees Provident Fund (“EPF”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary percent							12.00%	12.00%			12.00%		12.00%
Employment Insurance System (“EIS”) [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly salary percent							0.20%	0.20%			0.20%		0.20%
Contributions from employee's monthly salary (in Ringgits) | RM								RM 4,000					RM 4,000
Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit loss							$ 940		$ 47,785
Accounts receivable recovered											$ 182,544				$ 601
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Offering shares (in Shares) | shares						1,570	1,583,418	1,583,418			94,889	[2]	94,889	[2]	32,857	[2]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.00001	$ 0.00001		$ 0.00001
Stock Issued During Period, Value, New Issues							$ 16				$ 1
Shares of common stock (in Shares) | shares																	125,954	126,081
Marketing Offering Agreement [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Offering shares (in Shares) | shares							1,678,307	1,678,307
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Offering shares (in Shares) | shares							1,583,418	1,583,418
Common stock, par value (in Dollars per share) | $ / shares		$ 0.00001
Stock Issued During Period, Value, New Issues		$ 6,000,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Offering shares (in Shares) | shares						32,857
Shares of pre reverse split (in Shares) | shares					26,014,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.1
Tax rate							50.00%	50.00%			50.00%		50.00%
Shares of common stock						$ 280
Shares issued, price per share (in Dollars per share) | $ / shares					$ 0.01
Shares of common stock (in Shares) | shares					26,014,000
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of common stock (in Shares) | shares					371,629
IPO [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Stock Issued During Period, Value, New Issues		6,000,000
Pre-funded warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Public offering price per share (in Dollars per share) | $ / shares					$ 0.0999
Right to purchase (in Dollars per share) | $ / shares					$ 0.0999														$ 0.0999
Aggregate net proceeds					$ 3,500,000
Pre-funded warrants [Member] | Rights [Member]
Summary of Significant Accounting Policies [Line Items]
Right to purchase (in Dollars per share) | $ / shares					$ 0.01
Pre-funded warrants [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Right to purchase (in Dollars per share) | $ / shares					0.0999
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Internal use software with useful lives contractual term			1 year	1 year			1 year				1 year
Anti-diluted effect shares (in Shares) | shares									221,429
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of pre reverse split (in Shares) | shares							100,000	100,000	15,500,000
Internal use software with useful lives contractual term			5 years	5 years			5 years				5 years
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for credit loss				$ 212,758							$ 212,758
Product revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Product revenues							$ 21,000		$ 200,000		400,000				1,800,000
Advertising [Member]
Summary of Significant Accounting Policies [Line Items]
Advertising costs							$ 65,536		$ 523,508		1,280,393				3,494,347
Product [Member]
Summary of Significant Accounting Policies [Line Items]
Write-down for inventories											$ 483				$ 0
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Public offering price per share (in Dollars per share) | $ / shares					0.1
Shares of common stock (in Shares) | shares				94,889							94,889
Shares of common stock (in Shares) | shares				1,583,418							1,583,418
Common Stock [Member] | Subsequent Event [Member] | Purchase Agreement [Member]
Summary of Significant Accounting Policies [Line Items]
Stock Issued During Period, Value, New Issues		$ 6,000,000
Common Stock [Member] | IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Shares of pre reverse split (in Shares) | shares						2,300,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.00001	$ 0.00001
Shares issued, price per share (in Dollars per share) | $ / shares						$ 4
Common Stock [Member] | IPO [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.00001

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024
[2]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024